Equity Accounted Investments - Investments In and Advances to Equity Accounted Investees (Details) $ in Thousands		12 Months Ended
	Jul. 09, 2014 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2016 USD ($) lease	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%	100.00%
Number of vessels		35,000
Investment in and advances to equity accounted joint ventures | $		$ 1,037,726	$ 1,037,726	$ 883,731
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%	30.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%
Angola LNG Carriers
Schedule of Equity Method Investments [Line Items]
Ownership percentage		33.00%	33.00%
Number of vessels		4
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		40.00%	40.00%
Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels		15,000
Newbuildings | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	6	6	6
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%	30.00%
Investment in and advances to equity accounted joint ventures | $		$ 63,933	$ 63,933	0
Equity Method Investments | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%
Investment in and advances to equity accounted joint ventures | $		$ 152,702	$ 152,702	99,886
Equity Method Investments | BG Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted joint ventures | $		$ 33,860	$ 33,860	25,574
Equity Method Investments | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%
Number of vessels		19,000
Investment in and advances to equity accounted joint ventures | $		$ 167,763	$ 167,763	166,430
Equity Method Investments | Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		52.00%	52.00%
Number of vessels		6,000
Investment in and advances to equity accounted joint ventures | $		$ 299,601	$ 299,601	294,433
Equity Method Investments | Excalibur and Excelsior
Schedule of Equity Method Investments [Line Items]
Number of vessels		2,000
Investment in and advances to equity accounted joint ventures | $		$ 79,577	$ 79,577	77,845
Equity Method Investments | Angola LNG Carriers
Schedule of Equity Method Investments [Line Items]
Ownership percentage		33.00%	33.00%
Number of vessels		4,000
Investment in and advances to equity accounted joint ventures | $		$ 65,644	$ 65,644	58,170
Equity Method Investments | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		40.00%	40.00%
Number of vessels		4,000
Investment in and advances to equity accounted joint ventures | $		$ 174,646	$ 174,646	$ 161,393
Equity Method Investments | Newbuildings | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels		1,000
Equity Method Investments | Newbuildings | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels		6,000
Equity Method Investments | Newbuildings | BG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels		4,000
Equity Method Investments | Newbuildings | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels		4,000
Equity Method Investments | Minimum | BG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%	20.00%
Equity Method Investments | Minimum | Excalibur and Excelsior
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%	49.00%
Equity Method Investments | Maximum | BG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%	30.00%
Equity Method Investments | Maximum | Excalibur and Excelsior
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%